POST-EMPLOYMENT BENEFITS - Summary of Future Planned Benefit Payments (Details) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Disclosure of defined benefit plans [line items]
Future planned benefit payments	$ 3,835
2023
Disclosure of defined benefit plans [line items]
Future planned benefit payments	87
2024
Disclosure of defined benefit plans [line items]
Future planned benefit payments	88
2025
Disclosure of defined benefit plans [line items]
Future planned benefit payments	91
2026
Disclosure of defined benefit plans [line items]
Future planned benefit payments	93
2027
Disclosure of defined benefit plans [line items]
Future planned benefit payments	95
Thereafter
Disclosure of defined benefit plans [line items]
Future planned benefit payments	3,381
Defined benefit pension plan
Disclosure of defined benefit plans [line items]
Future planned benefit payments	3,780
Defined benefit pension plan | 2023
Disclosure of defined benefit plans [line items]
Future planned benefit payments	85
Defined benefit pension plan | 2024
Disclosure of defined benefit plans [line items]
Future planned benefit payments	86
Defined benefit pension plan | 2025
Disclosure of defined benefit plans [line items]
Future planned benefit payments	89
Defined benefit pension plan | 2026
Disclosure of defined benefit plans [line items]
Future planned benefit payments	91
Defined benefit pension plan | 2027
Disclosure of defined benefit plans [line items]
Future planned benefit payments	93
Defined benefit pension plan | Thereafter
Disclosure of defined benefit plans [line items]
Future planned benefit payments	3,336
Post-employment plan
Disclosure of defined benefit plans [line items]
Future planned benefit payments	55
Post-employment plan | 2023
Disclosure of defined benefit plans [line items]
Future planned benefit payments	2
Post-employment plan | 2024
Disclosure of defined benefit plans [line items]
Future planned benefit payments	2
Post-employment plan | 2025
Disclosure of defined benefit plans [line items]
Future planned benefit payments	2
Post-employment plan | 2026
Disclosure of defined benefit plans [line items]
Future planned benefit payments	2
Post-employment plan | 2027
Disclosure of defined benefit plans [line items]
Future planned benefit payments	2
Post-employment plan | Thereafter
Disclosure of defined benefit plans [line items]
Future planned benefit payments	$ 45